Common Stock	12 Months Ended
Dec. 31, 2021
Common Stock [Abstract]
Common Stock
12. Common Stock
In June 2021, the board of directors approved an amendment to the Amended and Restated Certificate of Incorporation of the Company, which increased the number of authorized shares of common stock. The Company had
185,000,000
and
98,973,453
authorized shares of $0.001 par value common stock as of December 31, 2021 and 2020, respectively, of which 544,210 and 333,658 shares were issued and outstanding as of December 31, 2021 and 2020, respectively. The shares issued and outstanding represent shares issued to employees pursuant to the exercise of vested stock options as well as the vesting of early exercised stock options.
The Company’s employees satisfied the exercise price of the options exercised by making cash payments to the Company. In order to execute the early exercises, the employees signed a Restricted Stock Purchase Agreement (RSPA) granting the Company, in the case of termination of employment, the rights to repurchase all of the unvested shares at the price paid by the employee for such shares. Based on the share repurchase rights outlined in the RSPA, the Company recorded the proceeds from the early exercises as a liability on the balance sheet.
All shares that were early exercised by the employees of the Company are considered legally issued. However, for accounting purposes, only vested shares are considered issued. Below is a reconciliation of shares issued and outstanding:

	December 31,
	2021	2020
Total shares of common stock legally issued and outstanding (including shares early exercised)	544,967	375,492
Less: (unvested early exercised shares of common stock)	(757)	(41,834)

Total shares issued and outstanding	544,210	333,658

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, if any. No dividends have been declared or paid by the Company through December 31, 2021.
In the event of any liquidation or dissolution of the Company, the holders of common stock are entitled to the assets of the Company legally available for distribution.
On March 4, 2022, the Company issued and sold an aggregate of 590,318 shares of common stock in a private placement at a price of $16.94 per share for an aggregate purchase price of $10.0 million.